PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7– PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following at December 31, 2025 and December 31, 2024, in thousands:

	December 31, 2025	December 31, 2024
Machine and equipment	$186	$188
Automobiles	—	72
Website development costs	290	290
Computer and office equipment	12	5
Software development costs	553	579
	1,041	1,134
Less accumulated depreciation	(718)	(454)
Property and equipment, net	$323	$680

During the twelve months ended December 31, 2025 and 2024, the Company recognized $297 thousand and $193 thousand of depreciation and amortization, respectively.

During the twelve months ended December 31, 2025, the Company reduced the value of software development cost by $238 thousand, related to a non-monetary exchange with a third party and their use of our mission control software. This software development cost was originally developed for internal use and has subsequently been licensed to a third party in a non-monetary transaction.